OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Current Receivables
Tax credit - VAT	$ 3,984	$ 7,391
Tax credit - Software Promotion Regime	4,813	4,486
Income tax credits	2,869	978
Other tax credits	153	471
Advances to suppliers	155	4,013
Prepaid expenses	1,931	1,034
Loans granted to employees	186	32
Other	266	464
TOTAL	14,357	18,869
Other Non-current Receivables
Advances to suppliers (note 20)	25,498	20,977
Tax credit - VAT	3,325	4,122
Income tax credits	2,129	577
Tax credit - Software Promotion Regime (note 3.7.1.1)	132	0
Other tax credits	105	0
Guarantee deposits	1,347	1,289
Other	500	500
Subtotal	33,036	27,465
Allowance for impairment of tax credits	(1,300)	0	$ 0
TOTAL	31,736	$ 27,465
Other Receivables Current
Other Current Receivables
Advances to suppliers	$ 2,992